CREDITS FROM BANK INSTITUTION AND OTHERS (Narrative) (Details) ₪ in Thousands, $ in Thousands				1 Months Ended					12 Months Ended
	Oct. 11, 2023 CAD ($)	Jul. 03, 2023	Oct. 11, 2022 CAD ($)	Aug. 31, 2024 CAD ($)	Feb. 28, 2024 USD ($)	Oct. 25, 2023	Oct. 17, 2023 CAD ($)	May 17, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2024 ILS (₪)	Dec. 08, 2024 USD ($)	Nov. 04, 2024 CAD ($)	Nov. 04, 2024 ILS (₪)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 ILS (₪)	Aug. 31, 2024 ILS (₪)	Jul. 30, 2024 CAD ($)	Jul. 01, 2024 CAD ($)	Jul. 01, 2024 ILS (₪)	May 28, 2024 CAD ($)	May 28, 2024 USD ($)	May 24, 2024 CAD ($)	Apr. 17, 2024 CAD ($)	Apr. 17, 2024 ILS (₪)	Dec. 28, 2023 CAD ($)	Dec. 28, 2023 ILS (₪)	Oct. 17, 2023 ILS (₪)	Oct. 11, 2023 ILS (₪)	Oct. 09, 2023 CAD ($)	Oct. 09, 2023 ILS (₪)	May 17, 2023 ILS (₪)	Oct. 11, 2022 ILS (₪)
Disclosure of other provisions [line items]
Interest expenses related to credits received from bank institution and others amounted									$ 1,543,000	$ 1,004,000	$ 338,000
Acknowledgment And Payment Schedule Agreement [Member]
Disclosure of other provisions [line items]
Loan amount													$ 33						$ 54
Total amount of debt													$ 297						$ 1,296
Gain from debt restructuring									960,000
Recognized liabilities																						$ 1,378,000
Imc Holdings Ltd [Member] | Loan Agreement [Member]
Disclosure of other provisions [line items]
Credit commitment			$ 4,000,000				$ 709,000																				$ 591,000	₪ 1,500	₪ 1,800	₪ 1,500				₪ 10,500
Loan amount									$ 39,000			₪ 100		$ 207,000	₪ 600	$ 1,860,000	₪ 5,400
Borrowing repayment term	paid on June 11, 2024		repaid within 12 months of the agreement date.
Interest rate	18.00%		15.00%			15.00%	18.00%																		17.00%	17.00%	16.00%	16.00%	18.00%	18.00%				15.00%
Application fee per annum	4.00%					3.00%	4.00%
Outstanding principal and accrued interest amounted																								$ 1,241,000
Origination fee per annum	4.00%					3.00%	4.00%
Imc Holdings Ltd [Member] | Loan Agreement Two [Member]
Disclosure of other provisions [line items]
Credit commitment	$ 200
Borrowing repayment term		paid within 6 months
Interest rate	18.00%																													18.00%
Application fee per annum	4.00%
Outstanding principal and accrued interest amounted																								$ 230,000
Origination fee per annum	4.00%
Imc Holdings And Kadimastem Ltd [Member] | Loan Agreement [Member]
Disclosure of other provisions [line items]
Credit commitment					$ 650																	$ 431,000	$ 300
Borrowing repayment term					period of 12 months and is secured by certain collaterals, as defined in the loan agreement
Interest rate					9.00%
Imc Holdings And Kadimastem Ltd [Member] | Loan Agreement [Member] | First Installments [Member]
Disclosure of other provisions [line items]
Loan amount					$ 300
Imc Holdings And Kadimastem Ltd [Member] | Loan Agreement [Member] | Second Installments [Member]
Disclosure of other provisions [line items]
Loan amount					$ 350
Yarok Pharm [Member] | Loan Agreement [Member]
Disclosure of other provisions [line items]
Credit commitment																									$ 1,181,000	₪ 3,000
Interest rate																									15.00%	15.00%
Rosen In Nehoshtan Basalt Ltd [Member] | Loan Agreement [Member]
Disclosure of other provisions [line items]
Credit commitment																															$ 394,000	₪ 1,000
Interest rate																															20.00%	20.00%
New Mizrahi Facility [Member]
Disclosure of other provisions [line items]
Credit commitment								$ 3,600,000																									₪ 10,000
Term of on going needs				6 months
Borrowings, interest rate basis				annual variable interest rate of P+1.9%.				Israeli Prime interest rate plus 2.9%
Credit line amount				$ 1,969,000														₪ 5,000															5,000
Loan amount | ₪																																	₪ 5,000
Borrowing repayment term								24 monthly installments from May 2023
Short-term loan agreement [Member] | Imc Holdings Ltd [Member]
Disclosure of other provisions [line items]
Credit commitment																				$ 1,181,000	₪ 3,000
Interest rate																				12.00%	12.00%